Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Summary of Detailed Information about Provision for Site Reclamation and Closure

Balance at December 31, 2015	$3,981
Accretion of discounted cash flows	56
Change in estimated cash flows and assumptions	(889)
Balance at December 31, 2016	$3,148
Accretion of discounted cash flows	230
Change in estimated cash flows and assumptions	723
Balance at December 31, 2017	$4,101